Application of New and Revised International Financial Reporting Standards ("IFRSs")	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application of New and Revised International Financial Reporting Standards (“IFRSs”)
The standards, amendments, and interpretations which entered into mandatory effect on January 1st , 2025 did not have a material impact on the Group financial statements.
The following new or amended standards and interpretations are issued and will be effective in future periods. Other than IFRS 18 - Presentation and Disclosure in Financial Statements, they are not expected to have a material impact on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2026:

•Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

•Annual improvements to IFRS - Volume 11

Effective for annual periods beginning on or after January 2027:

•IFRS 18 - Presentation and Disclosure in Financial Statements

Management is currently assessing the impacts of the application of this standard on the Group’s consolidated financial statements. Early adoption is permitted. The Group has not opted for early application.

•IFRS 19 - Subsidiaries without Public Accountability: Disclosures